Brumadinho dam failure - Arbitration proceedings in Brazil filed by shareholders and a class association (Details) $ in Thousands, R$ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) employee individual	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) lawsuit item employee individual	Jun. 30, 2021 BRL (R$) lawsuit item employee individual	Jun. 30, 2020 USD ($)	Dec. 31, 2020
Contingencies
Expense incurred in relation to Brumadinho event | $	$ 185,000	$ 109,000	$ 300,000		$ 268,000
Arbitration proceedings in Brazil filed by shareholders and a class association
Contingencies
Number of arbitration filed by minority shareholders			1	1
Number of minority shareholders who filled one arbitration | item			166	166
Number of arbitration filed by class association allegedly representing all minority shareholders			1	1
Number of arbitration filed by foreign investment funds			1	1
Total number of proceedings			3	3
Estimated losses on legal proceedings			$ 346,000	R$ 1,800.0
De-characterization of dams
Contingencies
Discount rate applied to cash flow projections	4.40%		4.40%	4.40%		3.50%
Labor Collective Civil Action
Contingencies
Number of workers represented | employee	246		246	246
Number of employee fatal victims | employee	131		131	131
Expense incurred in relation to Brumadinho event			$ 200	R$ 1.0
Criminal lawsuit
Contingencies
Number of individuals charged | individual	16		16	16
Minimum | Labor Collective Civil Action
Contingencies
Expense incurred in relation to Brumadinho event			$ 300	R$ 1.5
Maximum | Labor Collective Civil Action
Contingencies
Expense incurred in relation to Brumadinho event			$ 600	R$ 3.0